CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Common Shares	Treasury Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income	Equity (Deficits) Attribute to Canadian Solar Inc.	Non-Controlling Interest	Total
Balance at Dec. 31, 2018		$ 702,931		$ 10,675	$ 622,016	$ (110,149)	$ 1,225,473	$ 47,372	$ 1,272,845
Balance (in shares) at Dec. 31, 2018		59,180,624
Increase (Decrease) in Stockholders' Equity
Net Income (loss)					171,585		171,585	(5,030)	166,555
Foreign currency translation adjustment						6,389	6,389	(6,070)	319
Acquisition of non-controlling interest's ownership				(4,178)			(4,178)	(9,998)	(14,176)
Repurchase of common shares	[1]		$ (11,845)				(11,845)		(11,845)
Repurchase of common shares (in shares)	[1]	(609,516)	609,516,000
Share-based compensation				10,682			10,682		10,682
Exercise of share options and RSUs		$ 875					875		875
Exercise of share options and RSUs (in shares)		800,576
Proceeds from non-controlling interests								5,650	5,650
Fair value change on derivatives						(5,847)	(5,847)		(5,847)
Balance at Dec. 31, 2019		$ 703,806		17,179	793,601	(109,607)	1,393,134	31,924	1,425,058
Balance (in shares) at Dec. 31, 2019		59,371,684
Treasury stock, balance at Dec. 31, 2019			$ (11,845)
Treasury stock, balance (in shares) at Dec. 31, 2019			609,516,000
Increase (Decrease) in Stockholders' Equity
Net Income (loss)					146,703		146,703	543	147,246
Foreign currency translation adjustment						74,319	74,319	1,869	76,188
Acquisition of non-controlling interest's ownership				(8,414)			(8,414)		(8,414)
Repurchase of common shares	[2]		$ (5,963)				(5,963)		(5,963)
Repurchase of common shares (in shares)	[2]	(381,330)	381,330
Share-based compensation				12,350			12,350		12,350
Transfer of equity interest in subsidiaries to non-controlling shareholders				(49,351)			(49,351)	273,904	224,553
Exercise of share options and RSUs		$ 1,035					1,035		1,035
Exercise of share options and RSUs (in shares)		830,030
Retirement of treasury stock (in shares)	[3]		(990,846,000)
Retirement of treasury stock	[3]	$ 17,808	$ 17,808
De-recognition of derivatives						10,724	10,724		10,724
Proceeds from non-controlling interests								14,123	14,123
Fair value change on derivatives						(4,115)	(4,115)		(4,115)
Balance at Dec. 31, 2020		$ 687,033		(28,236)	940,304	(28,679)	1,570,422	322,363	$ 1,892,785
Balance (in shares) at Dec. 31, 2020		59,820,384							59,820,384
Increase (Decrease) in Stockholders' Equity
Net Income (loss)					95,248		95,248	14,628	$ 109,876
Foreign currency translation adjustment						(21,964)	(21,964)	(4,332)	(26,296)
Acquisition of non-controlling interest's ownership								(10,719)	(10,719)
Share-based compensation				8,808			8,808		8,808
Exercise of share options and RSUs (in shares)		562,376
Issuance of ordinary shares, net of issuance costs	[4]	$ 148,510					148,510		148,510
Issuance of ordinary shares, net of issuance costs (in shares)	[4]	3,639,918
Proceeds from non-controlling interests								10,003	10,003
Disposal of subsidiaries								6,588	6,588
Fair value change on derivatives						59	59		59
Balance at Dec. 31, 2021		$ 835,543		$ (19,428)	$ 1,035,552	$ (50,584)	$ 1,801,083	$ 325,355	$ 2,126,438
Balance (in shares) at Dec. 31, 2021		64,022,678							64,022,678

[1]	Following the share repurchase plan authorized by the Board Directors on December 9, 2019, the Company repurchased 609,516 outstanding shares with total costs of $11,845 in December 2019. The Company retired all outstanding shares repurchased during 2020.
[2]	Following the share repurchase plan authorized by the Board Directors on December 9, 2019, the Company repurchased 91,424 and 289,906 outstanding shares with total costs of $2,000 and $3,963 in January 2020 and March 2020, respectively. The Company retired all outstanding shares repurchased during 2020.
[3]	The Company completed capital raising RMB1.78 billion (approximately $261,332) for CSI Solar Co., Ltd., to qualify it for the planned carve-out IPO in China and bring in leading institutional investors and strategic partners. Refer to Note 1 to the consolidated financial statements for further information.
[4]	Represents proceeds from “at-the-market” offering of 3,639,918 shares of common shares in 2021, net of commissions and offering expenses of $1,490.